SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Income tax (expense) benefit		$ (128,620)		$ (128,620)	$ (129,132)	$ (129,841)
UNITED STATES
Loss before Income taxes					(1,874,914)	(2,790,407)
Taxes under statutory US tax rates					(393,732)	(585,986)
Increase (decrease) in valuation allowance					306,682	556,521
Foreign tax rate differential					(55,358)	(60,316)
Prior period adjustment					76,194	81,599
Other					66,214	8,182
Income tax (expense) benefit